Vessels, Net - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessels, Net
Depreciation charge for the year	$ 41,098,890	$ 40,337,658	$ 37,932,391
Vessels' cost
Vessels, Net
Vessels secured under credit facilities	702,526,997	802,677,503
Drydocking and special survey costs - Nissos Despotiko
Vessels, Net
Drydock cost	2,100,000
Drydocking and special survey costs - Nissos Donoussa
Vessels, Net
Drydock cost	2,000,000
Drydocking and special survey costs - Nissos Kythnos
Vessels, Net
Drydock cost	1,800,000
Drydocking and special survey costs - Nissos Rhenia
Vessels, Net
Drydock cost	1,900,000
Drydocking and special survey costs - Nissos Keros
Vessels, Net
Drydock cost	1,900,000
Drydocking and special survey costs - Nissos Anafi
Vessels, Net
Drydock cost	$ 1,900,000
Drydocking and special survey costs - Kimolos
Vessels, Net
Drydock cost		1,900,000
Drydocking and special survey costs - Folegandros
Vessels, Net
Drydock cost		$ 2,000,000